Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 28, 2011
Registrant Name	dei_EntityRegistrantName	PNC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000778202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

PNC GOVERNMENT MORTGAGE FUND (Prospectus Summary): | PNC GOVERNMENT MORTGAGE FUND
PNC Government Mortgage Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 42 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC GOVERNMENT MORTGAGE FUND (Prospectus Summary): | PNC GOVERNMENT MORTGAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Government Mortgage Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 42 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POMAX
PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTCX

PNC GOVERNMENT MORTGAGE FUND (Second Summary Prospectus) | PNC GOVERNMENT MORTGAGE FUND
PNC Government Mortgage Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 41 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC GOVERNMENT MORTGAGE FUND (Second Summary Prospectus) | PNC GOVERNMENT MORTGAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Government Mortgage Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Government Mortgage Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC Government Mortgage Fund on page 41 of the prospectus, the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mortgage-related securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government as well as obligations issued or guaranteed by the U.S. government.

PNC GOVERNMENT MORTGAGE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTGIX

PNC S&P 500 INDEX FUND (Prospectus Summary): | PNC S&P 500 INDEX FUND
PNC S&P 500 Index Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 25 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 35 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC S&P 500 INDEX FUND (Prospectus Summary): | PNC S&P 500 INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC S&P 500 Index Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 25 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 35 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIAX
PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPICX

PNC S&P 500 INDEX FUND (Second Summary Prospectus) | PNC S&P 500 INDEX FUND
PNC S&P 500 Index Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 21 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 29 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC S&P 500 INDEX FUND (Second Summary Prospectus) | PNC S&P 500 INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC S&P 500 Index Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC S&P 500 Index Fund on page 21 of the prospectus and under the section entitled “Details About the Funds” under the PNC S&P 500 Index Fund on page 29 of the prospectus, the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Adviser invests substantially all, but in no event less than 80%, of the Fund’s net assets plus any borrowings for investment purposes in stocks included in the S&P 500 Index.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC S&P 500 INDEX FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSXIX

PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary): | PNC LARGE CAP CORE EQUITY FUND
PNC Large Cap Core Equity Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 8 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 33 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary): | PNC LARGE CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Large Cap Core Equity Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 8 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 33 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEAX
PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLECX

PNC LARGE CAP CORE EQUITY FUND (Second Summary Prospectus) | PNC LARGE CAP CORE EQUITY FUND
PNC Large Cap Core Equity Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 7 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 27 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP CORE EQUITY FUND (Second Summary Prospectus) | PNC LARGE CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Large Cap Core Equity Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Large Cap Core Equity Fund on page 7 of the prospectus and in the section entitled “Details About the Funds” under the PNC Large Cap Core Equity Fund on page 27 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in domestic equity securities issued by large cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC LARGE CAP CORE EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEIX

PNC INTERNATIONAL EQUITY FUND (Prospectus Summary): | PNC INTERNATIONAL EQUITY FUND
PNC International Equity Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC International Equity Fund on page 5 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 32 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC INTERNATIONAL EQUITY FUND (Prospectus Summary): | PNC INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC International Equity Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC International Equity Fund on page 5 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 32 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIEX
PNC INTERNATIONAL EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUCX

PNC INTERNATIONAL EQUITY FUND (Second Summary Prospectus) | PNC INTERNATIONAL EQUITY FUND
PNC International Equity Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC International Equity Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 26 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC INTERNATIONAL EQUITY FUND (Second Summary Prospectus) | PNC INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC International Equity Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC International Equity Fund on page 4 of the prospectus and in the section entitled “Details About the Funds” under the PNC International Equity Fund on page 26 of the prospectus, the second paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in foreign equity securities.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.  The Fund may invest in all capitalization size common stocks.

PNC INTERNATIONAL EQUITY FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUIX

PNC INTERMEDIATE BOND FUND (Prospectus Summary): | PNC INTERMEDIATE BOND FUND
PNC Intermediate Bond Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC INTERMEDIATE BOND FUND (Prospectus Summary): | PNC INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Intermediate Bond Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).
PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFAX
PNC INTERMEDIATE BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBCX

PNC INTERMEDIATE BOND FUND (Second Summary Prospectus) | PNC INTERMEDIATE BOND FUND
PNC Intermediate Bond Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 42 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC INTERMEDIATE BOND FUND (Second Summary Prospectus) | PNC INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Intermediate Bond Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Intermediate Bond Fund on page 10 of the prospectus and in the section entitled “Details About the Funds” under the PNC Intermediate Bond Fund on page 42 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in domestic and foreign investment grade fixed income securities (bonds).
PNC INTERMEDIATE BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIKIX

PNC MULTI-FACTOR SMALL CAP VALUE FUND (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP VALUE FUND
PNC Multi-Factor Small Cap Value Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 23 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP VALUE FUND (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Value Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 23 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVCX

PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Summary Prospectus) | PNC MULTI-FACTOR SMALL CAP VALUE FUND
PNC Multi-Factor Small Cap Value Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 19 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 29 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Summary Prospectus) | PNC MULTI-FACTOR SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Value Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Value Fund on page 19 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Value Fund on page 29 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Value Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUIX

PNC SMALL CAP FUND (Prospectus Summary): | PNC SMALL CAP FUND
PNC Small Cap Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 29 of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 36 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC SMALL CAP FUND (Prospectus Summary): | PNC SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Small Cap Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 29 of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 36 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCCX
PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCAX

PNC SMALL CAP FUND (Second Summary Prospectus) | PNC SMALL CAP FUND
PNC Small Cap Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 23of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 30 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC SMALL CAP FUND (Second Summary Prospectus) | PNC SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Small Cap Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 23of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 30 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC SMALL CAP FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCIX

PNC ULTRA SHORT BOND FUND (Prospectus Summary): | PNC ULTRA SHORT BOND FUND
PNC Ultra Short Bond Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 44 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC ULTRA SHORT BOND FUND (Prospectus Summary): | PNC ULTRA SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Ultra Short Bond Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 44 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCIX
PNC ULTRA SHORT BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBAX

PNC ULTRA SHORT BOND FUND (Second Summary Prospectus) | PNC ULTRA SHORT BOND FUND
PNC Ultra Short Bond Fund

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC ULTRA SHORT BOND FUND (Second Summary Prospectus) | PNC ULTRA SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Ultra Short Bond Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Fixed Income Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Under “Principal Investment Strategies” for the PNC Ultra Short Bond Fund on page 19 of the prospectus and in the section entitled “Details About the Funds” under the PNC Ultra Short Bond Fund on page 43 of the prospectus the third sentence in the first paragraph is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in debt securities (bonds), primarily U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities.

PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCIX

PNC MULTI-FACTOR SMALL CAP GROWTH (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP GROWTH
PNC Multi-Factor Small Cap Growth Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 20 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP GROWTH (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Growth Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 20 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 35 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWAX
PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWCX

PNC MULTI-FACTOR SMALL CAP GROWTH (Second Summary Prospectus) | PNC MULTI-FACTOR SMALL CAP GROWTH
PNC Multi-Factor Small Cap Growth Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 17 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 29 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP GROWTH (Second Summary Prospectus) | PNC MULTI-FACTOR SMALL CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Growth Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Growth Fund on page 17 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Growth Fund on page 29 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in equity securities of small cap companies that the Adviser believes offer the potential for accelerated earnings or revenue growth relative to the broader stock market.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTIX

PNC MULTI-FACTOR SMALL CAP CORE (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP CORE
PNC Multi-Factor Small Cap Core Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund on page 17 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Core Fund on page 34 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP CORE (Prospectus Summary): | PNC MULTI-FACTOR SMALL CAP CORE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Core Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund on page 17 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Core Fund on page 34 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP CORE | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOAX
PNC MULTI-FACTOR SMALL CAP CORE | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOCX

PNC MULTI-FACTOR SMALL CAP CORE (Second Summary Prospectus) | PNC MULTI-FACTOR SMALL CAP CORE
PNC Multi-Factor Small Cap Core Fund

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund on page 15 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Core Fund on page 28 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
PNC MULTI-FACTOR SMALL CAP CORE (Second Summary Prospectus) | PNC MULTI-FACTOR SMALL CAP CORE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Multi-Factor Small Cap Core Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds Institutional Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The second paragraph under “Principal Investment Strategies” for the PNC Multi-Factor Small Cap Core Fund on page 15 of the prospectus and under the section entitled “Details About the Funds” under the PNC Multi-Factor Small Cap Core Fund on page 28 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes will be invested in securities of small cap companies (i.e., companies with market capitalizations approximately equivalent to those that fall in the lowest 15% of publicly traded companies that are represented in the Russell 2000 Index).  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC MULTI-FACTOR SMALL CAP CORE | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOIX